Financial instruments (Details Narrative) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement [Line Items]
Concentration of credit risk, Percentage Of Accounts Receivable	67.00%
Acquisition payable liability	$ 388
Other price risk [member]
Statement [Line Items]
Amount of Change in net income due to 5% appreciation or deterioration of the Canadian dollar against the U.S. dollar	73	$ 184
Amount of Change in net income due to 1% appreciation or deterioration of the Canadian dollar against the U.S. dollar	$ 38	$ 72